Changes in Other Comprehensive Income (Loss) at Kyocera Corporation and Its Major Domestic Subsidiaries (Detail) (Domestic, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prior service cost due to plan amendments			¥ (19)
Net actuarial (loss) gain incurred during the year	(5,621)	7,502	(12,742)
Amortization of transition obligation			111
Amortization of prior service cost	(4,329)	(4,327)	(5,265)
Recognized actuarial loss	772	1,174	1,106
Net change for the year	¥ (9,178)	¥ 4,349	¥ (16,809)